IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Impairment of assets [Abstract]
Schedule of impairments (reversals)
For the year ended December 31, 2024, we recorded a net impairment reversal of $941 million (2023: net impairment charges of $312 million) for non-current assets and $484 million (2023: $nil) of impairment to goodwill, as summarized in the following table:

For the years ended December 31	2024	2023
Lumwana	($655)	$—
Veladero	(437)	—
Carlin	82	4
Long Canyon	49	280
Pueblo Viejo	10	—
Cortez	9	—
Bulyanhulu	—	17
North Mara	—	5
Other	1	6
Total impairment charges (reversals) of non-current assets	($941)	$312
Loulo-Gounkoto goodwill	484	—
Total goodwill impairment charges	$484	$—
Total impairment charges (reversals)	($457)	$312

Schedule of key assumptions used in impairment testing
The short-term and long-term gold and copper price assumptions used in our fourth quarter 2024 and 2023 impairment testing are as follows:

	2024	2023
Gold price per oz (short-term)	$2,400	$1,900
Gold price per oz (long-term)	1,850	1,600
Copper price per lb (short-term)	4.25	3.75
Copper price per lb (long-term)	4.00	3.50
Neither the increase in the long-term gold price nor long-term copper price assumption from 2023 were considered an indicator of impairment reversal as the increased price would not, in isolation, have resulted in the identification of an impairment reversal at our mines with reversible impairments. The other key assumptions used in our impairment testing, based on the CGUs tested in each year, are summarized in the following table:

	2024	2023
WACC - gold (range)	5%-9%	5%-9%
WACC - gold (avg)	6%	6%
WACC - copper	12%	n/a
Value per ounce of gold	n/a	$40
NAV multiple - gold (avg)	1.2	1.2
LOM years - gold (avg)	21	23

Schedule of carrying value of CGU's
The carrying value of the CGUs that are most sensitive to changes in the key assumptions used in the FVLCD calculation are:

As at December 31, 2024	Carrying Value
Loulo-Gounkoto	$3,080
Kibali[1]	2,477
Lumwana	2,401
Veladero	804
Hemlo	368
[1]Kibali’s carrying value is comprised of the equity investment and JV receivable
Sensitivity analysis impact on impairment
Instead of the non-current asset impairment reversal of $655 million recognized at Lumwana, if the following changes were made, the theoretical impairment reversal would be as follows:

1% increase in WACC	$301
1% decrease in WACC	1,067
$0.25/lb increase in copper prices	1,507
$0.25/lb decrease in copper prices	—